Note 9 - Share Capital - Stock Option Transactions (Details)	3 Months Ended
	Jan. 31, 2026 $ / shares	Jan. 31, 2025 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	779,734	819,125
Outstanding, beginning of period (in CAD per share)	$ 15.9	$ 15.9
Granted	0	0
Granted, weighted average exercise price (in CAD per share)	$ 0	$ 0
Exercised	123,912	6,775
Exercised, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9
Forfeited/cancelled	24,914	7,856
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9
Expired	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0
Outstanding, end of period	630,908	804,494
Outstanding, end of period (in CAD per share)	$ 15.9	$ 15.9